Derivative Financial Instruments - Derivative Instruments and their Balance Sheet Classifications (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 59	$ 105
Derivative Liabilities	40	19
Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	40	81
Derivative Liabilities	27	6
Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	19	24
Derivative Liabilities	13	13
Foreign exchange contracts [Member] | Not Designated As Hedging Instrument [Member] | Accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	13	13
Foreign exchange contracts [Member] | Prepaid and other current assets [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	35	57
Foreign exchange contracts [Member] | Prepaid and other current assets [Member] | Not Designated As Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	19	24
Foreign exchange contracts [Member] | Other Assets [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5	24
Foreign exchange contracts [Member] | Other Liabilities [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	9	1
Foreign exchange contracts [Member] | Other Liabilities [Member] | Designated as Hedging Instruments [Member] | Accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 18	$ 5